Lease	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
LEASE
6.	LEASE

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases mainly related to the Company’s office facilities. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the term. The Company’s current lease does not include rental escalation clauses, renewal options and/or termination options. If such options exist, the Company will factor these considerations into the Company’s determination of lease payments when appropriate. As of March 31, 2021, the Company had no outstanding finance lease.

As of March 31, 2021, the weighted average remaining lease term was 1.25 years and weighted average discount rate was 5% for the Company’s operating leases.

Operating lease cost for the year ended March 31, 2021 was $28,356. The Company did not incur cost of short-term contracts. There was no variable lease cost during the year ended March 31, 2021. For the year ended March 31, 2021, no lease cost was capitalized.

Future lease payments under operating leases as of March 31, 2021 were as follows:

March 31, 2021
2022	$39,191
2023	9,913
2024	-
2025	-
2026	-
Thereafter	-
Total future lease payments	$49,104

Less: Imputed interest	9,452
Total lease liability balance	$39,652

In February 2019, the Company ended its prior lease agreement and moved to a new office location, for which it entered into a two-year lease (“2019 lease”) that expires on January 31, 2021. The Company paid $62,570 as a security deposit for the 2019 lease.

In July 2020, the Company ended the 2019 lease and moved to a new office location, for which it entered into a two-year lease that expires on July 3, 2022.